Accounts Receivables and Accrued Revenues - Schedule of accounts receivables and accrued revenues (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Trade and Accruals	$ 2,378	$ 2,722
Prepaids and Deposits	187	242
Joint Operations Receivables	40	49
Other	9	22
Accounts Receivable and Accrued Revenues	$ 2,614	$ 3,035